Note 2 - Fresh Start Accounting - Summary of Reorganization Items, Net (Details) - USD ($)	4 Months Ended	8 Months Ended		12 Months Ended
	May 04, 2016	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Professional fees		$ 324,551
Net gain on reorganization adjustments
Reorganization items, net		324,551	$ 324,551
Cash payments for reorganization items		$ 1,507,863
Predecessor [Member]
Professional fees	$ 3,598,216
Net gain on reorganization adjustments	(34,869,566)
Reorganization items, net	(31,271,350)
Cash payments for reorganization items	$ 1,839,560